Taxation - Component of income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Component of income tax expenses
Current tax expense	¥ 5,140,682		¥ 4,568,267	¥ 4,542,168
Deferred tax expense	320,726		131,437	489,670
Income tax expenses	¥ 5,461,408	$ 748,210	¥ 4,699,704	¥ 5,031,838